COMMITMENTS (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 24, 2020 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2021 item	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Issuance of common stock (in shares) | shares		1,216,612	59,033	1,723,319	72,317			164,886	122,560
LifeSci Acquisition II Corp
Other Commitments [Line Items]
Maximum Number Of Demands For Registration Of Securities | item						2
Threshold period to exercise registration rights						3 months
Maximum demand registration right at entity's expense | item						1
Threshold period to exercise registration rights from the effective date of registration statement of Initial Public Offering						5 years
Threshold period to exercise "piggy-back" registration rights from the effective date of registration statement of Initial Public Offering						7 years
Underwriting cash discount per unit							$ 0.20
Underwriter cash discount | $							$ 1,601,808
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Par or Stated Value Per Share		0.0001	$ 0.0001	0.0001	$ 0.0001		0.0001
Initial Public Offering | LifeSci Acquisition II Corp
Other Commitments [Line Items]
Deferred Fee Per Unit		$ 1,125,000		$ 1,125,000			$ 1,125,000
Issuance of common stock (in shares) | shares	8,009,041
Purchase price, per unit	$ 10.00
Over-allotment option | LifeSci Acquisition II Corp
Other Commitments [Line Items]
Issuance of common stock (in shares) | shares	509,041						509,041
Shares available for issue | shares		615,959		615,959			615,959
Purchase price, per unit	$ 10.00	$ 10.00		$ 10.00			$ 10.00